Convertible Notes (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 15, 2023	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense, Other			$ 7,613	$ 8,187	$ 15,505
Interest Rate				5.00%	1.00%
Maturity Date	Dec. 31, 2024				Nov. 30, 2022
Convertible note per share		$ 0.25
Accrued interest			34,362	$ 26,749	$ 5,454
Debt discount amortization related to OID			0	11,323	3,202
Issuance Of Convertible Promissory Note					200,000
Unamortized Debt Discount			$ 0	$ 0	$ 11,323
Interest Rate					10.00%
Convertible note payable					$ 107,500
Convertible Common Stock					$ 0.40
Issuance Of Convertible Note					$ 100,000
Convertible Note Common Stock					$ 0.35
Convertible Note Interest Rate					10.00%
Original Issue Discount Rate					7.00%
Debt discount related party					$ 14,525
Maturity Date Of Convertible Note					December 31, 2023
Proceeds of convertible note					$ 192,975
Unaffiliated [Member]
Convertible note per share		$ 0.25
Principal balance		$ 200,000
Converted common stock		827,397
Loss on settlement of debt		$ 82,223
Accrued interest		$ 6,849
Minimum [Member]
Interest Rate	10.00%		10.00%	10.00%
Maximum [Member]
Interest Rate	13.00%		13.00%	13.00%